Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 799,760	$ 773,653
Accumulated amortization	519,522	478,330
Amortized cost	280,238	295,323
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	326,290	323,348
Accumulated amortization	$ 237,854	221,855
Expected useful lives, years	10 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 275,351	250,145
Accumulated amortization	$ 118,179	104,343
Expected useful lives, years	14 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 198,119	200,160
Accumulated amortization	$ 163,489	$ 152,132
Expected useful lives, years	14 years